Operations (Details) - Schedule of exchange ratio - shares	Jun. 18, 2020	Apr. 01, 2020
Final Exchange Ratio [Member]
Operations (Details) - Schedule of exchange ratio [Line Items]
Unrestricted shares	4,044,654	4,044,654
Shares with sale restriction	746,916	746,916
Total shares	4,791,570	4,791,570	[1]
Warrants	601,302	601,302
Exchange ratio shares	5,392,872	5,392,872
Adjustments For Indemnifications [Member]
Operations (Details) - Schedule of exchange ratio [Line Items]
Unrestricted shares
Shares with sale restriction	(109,291)
Total shares	(109,291)
Warrants	(87,985)
Exchange ratio shares	(197,276)
Final Exchange Ratio Adjusted By Indemnifications [Member]
Operations (Details) - Schedule of exchange ratio [Line Items]
Unrestricted shares	4,044,654
Shares with sale restriction	637,625
Total shares	4,682,279
Warrants	513,317
Exchange ratio shares	5,195,596

[1]	The adjustment in the exchange refers to the 423,815 shares, that the former shareholders of Agrifirma Holding will have to return. The share return process was completed on October 26, 2020.